Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.67%
Advertising–1.08%
Trade Desk, Inc. (The), Class A(b)	461,962	$25,278,561
Aerospace & Defense–3.20%
Curtiss-Wright Corp.	94,475	29,974,083
Howmet Aerospace, Inc.	345,634	44,839,099
		74,813,182
Apparel Retail–1.10%
Burlington Stores, Inc.(b)	107,917	25,719,859
Apparel, Accessories & Luxury Goods–0.61%
Tapestry, Inc.	204,054	14,367,442
Application Software–4.46%
HubSpot, Inc.(b)	47,713	27,257,960
Informatica, Inc., Class A(b)(c)	1,028,488	17,947,115
Tyler Technologies, Inc.(b)	54,024	31,409,013
Unity Software, Inc.(b)(c)	1,415,303	27,725,786
		104,339,874
Asset Management & Custody Banks–1.12%
Blue Owl Capital, Inc.(c)	1,301,664	26,085,347
Automotive Parts & Equipment–0.62%
Visteon Corp.(b)	188,116	14,601,564
Biotechnology–2.21%
Ascendis Pharma A/S, ADR (Denmark)(b)	143,660	22,390,848
Natera, Inc.(b)	181,264	25,632,542
Vaxcyte, Inc.(b)	94,626	3,573,078
		51,596,468
Building Products–1.55%
A.O. Smith Corp.	208,273	13,612,723
Johnson Controls International PLC(c)	283,367	22,700,531
		36,313,254
Cargo Ground Transportation–0.69%
Saia, Inc.(b)(c)	45,991	16,070,635
Communications Equipment–1.31%
Motorola Solutions, Inc.	69,961	30,629,625
Construction & Engineering–0.74%
WillScot Holdings Corp.	619,824	17,231,107
Construction Machinery & Heavy Transportation Equipment– 1.35%
Allison Transmission Holdings, Inc.	329,399	31,513,602
Consumer Finance–0.95%
Discover Financial Services	129,870	22,168,809
Consumer Staples Merchandise Retail–1.50%
BJ’s Wholesale Club Holdings, Inc., Class C(b)(c)	307,757	35,115,074
Distillers & Vintners–0.66%
Constellation Brands, Inc., Class A	84,580	15,522,122
Shares		Value
Diversified Financial Services–1.59%
Equitable Holdings, Inc.	712,879	$37,133,867
Electric Utilities–1.69%
PPL Corp.	1,093,634	39,491,124
Electrical Components & Equipment–3.48%
Hubbell, Inc.	79,541	26,320,912
Regal Rexnord Corp.	137,313	15,633,085
Rockwell Automation, Inc.	90,734	23,443,851
Vertiv Holdings Co., Class A	221,886	16,020,169
		81,418,017
Electronic Equipment & Instruments–1.00%
Keysight Technologies, Inc.(b)	156,237	23,399,615
Environmental & Facilities Services–1.02%
Casella Waste Systems, Inc., Class A(b)	212,862	23,736,242
Fertilizers & Agricultural Chemicals–1.31%
Corteva, Inc.	488,066	30,713,993
Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc.	115,829	26,210,944
Food Distributors–1.33%
Sysco Corp.	414,358	31,093,424
Footwear–0.63%
Deckers Outdoor Corp.(b)	131,074	14,655,384
Health Care Distributors–1.36%
Cencora, Inc.	114,022	31,708,378
Health Care Equipment–1.18%
Zimmer Biomet Holdings, Inc.	244,218	27,640,593
Health Care Facilities–1.98%
Encompass Health Corp.	244,046	24,716,979
Tenet Healthcare Corp.(b)	160,765	21,622,892
		46,339,871
Health Care REITs–0.78%
American Healthcare REIT, Inc.	601,229	18,217,239
Health Care Supplies–0.97%
Cooper Cos., Inc. (The)(b)	269,847	22,761,594
Homebuilding–2.45%
D.R. Horton, Inc.	241,262	30,671,638
TopBuild Corp.(b)	86,859	26,487,652
		57,159,290
Hotels, Resorts & Cruise Lines–3.17%
Royal Caribbean Cruises Ltd.	205,499	42,217,715
Wyndham Hotels & Resorts, Inc.	352,557	31,909,934
		74,127,649
Human Resource & Employment Services–2.23%
Korn Ferry	362,328	24,576,708
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–(continued)
Paylocity Holding Corp.(b)	147,682	$27,666,746
		52,243,454
Independent Power Producers & Energy Traders–0.92%
Vistra Corp.	182,995	21,490,933
Industrial Machinery & Supplies & Components–2.37%
Lincoln Electric Holdings, Inc.	132,928	25,144,661
Xylem, Inc.	252,611	30,176,910
		55,321,571
Industrial REITs–1.60%
First Industrial Realty Trust, Inc.	692,237	37,353,109
Insurance Brokers–1.30%
Arthur J. Gallagher & Co.	88,013	30,385,608
Interactive Home Entertainment–1.52%
Electronic Arts, Inc.	245,993	35,550,908
Internet Services & Infrastructure–1.31%
MongoDB, Inc.(b)	75,207	13,191,308
Snowflake, Inc., Class A(b)	119,490	17,464,658
		30,655,966
Investment Banking & Brokerage–1.69%
Raymond James Financial, Inc.	283,696	39,408,211
IT Consulting & Other Services–0.89%
Amdocs Ltd.	226,609	20,734,724
Life Sciences Tools & Services–1.58%
Lonza Group AG (Switzerland)	34,734	21,457,613
Repligen Corp.(b)(c)	122,396	15,573,667
		37,031,280
Managed Health Care–0.70%
HealthEquity, Inc.(b)	184,580	16,311,335
Metal, Glass & Plastic Containers–0.81%
Silgan Holdings, Inc.	368,743	18,850,142
Multi-Family Residential REITs–0.70%
Mid-America Apartment Communities, Inc.	97,678	16,368,879
Multi-line Insurance–1.81%
American International Group, Inc.	487,653	42,396,552
Multi-Utilities–3.21%
Ameren Corp.	347,890	34,928,156
CMS Energy Corp.	532,932	40,028,523
		74,956,679
Oil & Gas Exploration & Production–2.61%
Expand Energy Corp.	322,941	35,949,792
Permian Resources Corp.	1,804,618	24,993,959
		60,943,751
Oil & Gas Refining & Marketing–1.01%
Valero Energy Corp.	179,110	23,655,058
Oil & Gas Storage & Transportation–1.75%
Cheniere Energy, Inc.	177,196	41,003,154
Shares		Value
Other Specialized REITs–1.25%
Lamar Advertising Co., Class A(c)	257,068	$29,249,197
Paper & Plastic Packaging Products & Materials–0.93%
Smurfit WestRock PLC(c)	483,563	21,789,349
Personal Care Products–1.86%
BellRing Brands, Inc.(b)	434,318	32,339,318
Estee Lauder Cos., Inc. (The), Class A	168,115	11,095,590
		43,434,908
Property & Casualty Insurance–1.62%
Hartford Insurance Group, Inc. (The)	305,616	37,813,868
Regional Banks–3.95%
Citizens Financial Group, Inc.	544,564	22,310,787
M&T Bank Corp.	223,034	39,867,327
Wintrust Financial Corp.	269,010	30,252,865
		92,430,979
Reinsurance–0.86%
Reinsurance Group of America, Inc.	102,018	20,087,344
Research & Consulting Services–1.68%
CACI International, Inc., Class A(b)(c)	36,841	13,517,700
TransUnion	309,495	25,684,990
		39,202,690
Restaurants–1.88%
Domino’s Pizza, Inc.	45,376	20,848,003
Texas Roadhouse, Inc.	139,124	23,182,232
		44,030,235
Retail REITs–1.32%
Kimco Realty Corp.	1,455,020	30,904,625
Semiconductor Materials & Equipment–0.58%
MKS Instruments, Inc.	167,976	13,463,276
Semiconductors–2.38%
Astera Labs, Inc.(b)(c)	243,610	14,536,209
Marvell Technology, Inc.	296,552	18,258,707
Microchip Technology, Inc.	472,867	22,891,491
		55,686,407
Single-Family Residential REITs–1.23%
American Homes 4 Rent, Class A	757,765	28,651,095
Specialty Chemicals–1.72%
DuPont de Nemours, Inc.	245,533	18,336,404
International Flavors & Fragrances, Inc.	281,996	21,885,710
		40,222,114
Steel–0.96%
ATI, Inc.(b)	432,546	22,505,368
Systems Software–0.71%
GitLab, Inc., Class A(b)(c)	351,280	16,510,160
Trading Companies & Distributors–0.52%
Air Lease Corp., Class A	252,013	12,174,748
Total Common Stocks & Other Equity Interests (Cost $1,850,219,485)		2,329,991,426
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	1,257,028	$1,257,028
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	2,334,560	2,334,560
Total Money Market Funds (Cost $3,591,588)		3,591,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $1,853,811,073)		2,333,583,014
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.17%
Invesco Private Government Fund, 4.34%(d)(e)(f)	27,052,634	27,052,634
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	70,420,318	$70,441,444
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,494,078)		97,494,078
TOTAL INVESTMENTS IN SECURITIES–103.99% (Cost $1,951,305,151)		2,431,077,092
OTHER ASSETS LESS LIABILITIES—(3.99)%		(93,232,862)
NET ASSETS–100.00%		$2,337,844,230
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,436,592	$34,236,075	$(41,415,639)	$-	$-	$1,257,028	$36,737
Invesco Treasury Portfolio, Institutional Class	15,673,297	63,581,280	(76,920,017)	-	-	2,334,560	67,651
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,114,219	88,012,939	(83,074,524)	-	-	27,052,634	263,600*
Invesco Private Prime Fund	63,876,671	184,856,535	(178,291,762)	-	-	70,441,444	727,331*
Total	$110,100,779	$370,686,829	$(379,701,942)	$-	$-	$101,085,666	$1,095,319

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,308,533,813	$21,457,613	$—	$2,329,991,426
Money Market Funds	3,591,588	97,494,078	—	101,085,666
Total Investments	$2,312,125,401	$118,951,691	$—	$2,431,077,092
Invesco Main Street Mid Cap Fund®